Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 99.6%
	COMMUNICATION SERVICES 18.6%
	INTERNET 14.4%
6,400	Alphabet, Inc. Class A(1)	$17,110,528
44,000	Facebook, Inc. Class A(1)	14,933,160
23,000	Netflix, Inc. (1)	14,037,820
77,000	Tencent Holdings Ltd. ADR (2)	4,602,290
115,000	Twitter, Inc. (1)	6,944,850
		57,628,648
	MEDIA 1.2%
28,000	Walt Disney Co. (1)	4,736,760
	SOFTWARE 3.0%
155,000	Activision Blizzard, Inc.	11,995,450
		74,360,858
	CONSUMER DISCRETIONARY 14.2%
	ENTERTAINMENT 1.5%
125,000	DraftKings, Inc. Class A(1)(2)	6,020,000
	INTERNET 7.4%
44,000	Alibaba Group Holding Ltd. ADR (1)	6,514,200
7,000	Amazon.com, Inc. (1)	22,995,280
		29,509,480
	LEISURE TIME 2.1%
95,000	Peloton Interactive, Inc. Class A(1)	8,269,750
	RETAIL 3.2%
56,000	Starbucks Corp.	6,177,360
18,000	Ulta Beauty, Inc. (1)	6,496,560
		12,673,920
		56,473,150
	CONSUMER STAPLES 1.1%
	BEVERAGES 1.1%
21,000	Constellation Brands, Inc. Class A	4,424,490
	ENERGY 1.9%
	OIL & GAS 1.9%
78,000	Diamondback Energy, Inc.	7,384,260
	FINANCIALS 1.9%
	DIVERSIFIED FINANCIAL SERVICES 1.9%
66,000	Blackstone, Inc. Class A	7,678,440
	HEALTHCARE 22.0%
	BIOTECHNOLOGY 18.0%
1,200,000	Amarin Corp. PLC ADR (1)(2)	6,120,000
15,000	Biogen, Inc. (1)	4,244,850
117,000	Biohaven Pharmaceutical Holding Co. Ltd. (1)	16,252,470
130,000	Exact Sciences Corp. (1)	12,408,500
770,000	Exelixis, Inc. (1)	16,277,800
190,000	Global Blood Therapeutics, Inc. (1)	4,841,200
260,000	Intercept Pharmaceuticals, Inc. (1)(2)	3,861,000
44,000	Vertex Pharmaceuticals, Inc. (1)	7,981,160
		71,986,980
	HEALTHCARE PRODUCTS 1.6%
55,000	Edwards Lifesciences Corp. (1)	6,226,550
	PHARMACEUTICALS 2.4%
17,500	DexCom, Inc. (1)	9,570,050
		87,783,580
	INDUSTRIALS 2.7%
	INTERNET 2.7%
200,000	Lyft, Inc. Class A (1)	10,718,000
	INFORMATION TECHNOLOGY 37.2%
	COMMERCIAL SERVICES 4.2%
64,000	PayPal Holdings, Inc. (1)	16,653,440
	COMPUTERS 3.9%
60,000	Apple, Inc.	8,490,000
28,000	Crowdstrike Holdings, Inc. Class A (1)	6,881,840
		15,371,840
	DIVERSIFIED FINANCIAL SERVICES 3.4%
61,000	Visa, Inc. Class A	13,587,750
	INTERNET 2.7%
8,000	Shopify, Inc. Class A (1)	10,846,240
	SEMICONDUCTORS 6.0%
74,000	NVIDIA Corp.	15,329,840
68,000	QUALCOMM, Inc.	8,770,640
		24,100,480
	SOFTWARE 17.0%
12,000	Adobe, Inc. (1)	6,908,640
30,000	Microsoft Corp.	8,457,600
25,000	RingCentral, Inc. Class A (1)	5,437,500
40,000	Salesforce.com, Inc. (1)	10,848,800
20,000	ServiceNow, Inc. (1)	12,445,400
54,000	Splunk, Inc. (1)	7,814,340
26,000	Twilio, Inc. Class A (1)	8,295,300

September 30, 2021

Shares		Value
30,000	Workday, Inc. Class A (1)	$7,496,700
		67,704,280
		148,264,030
TOTAL COMMON STOCKS (Cost $238,782,755)		397,086,808

SHORT-TERM INVESTMENTS 0.9%

	MONEY MARKET FUNDS 0.9%
2,064,217	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (3)	2,064,217
1,650,815	State Street Navigator Securities Lending Government Money Market Portfolio (4)	1,650,815
		3,715,032
TOTAL SHORT-TERM INVESTMENTS (Cost $3,715,032)		3,715,032

TOTAL INVESTMENT IN SECURITIES 100.5% (Cost $242,497,787)		$400,801,840

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.5%)		(2,009,574)

NET ASSETS (5) 100%		$398,792,266

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2021, the market value of the securities on loan was $15,893,358.
(3)	Rate reflects 7 day yield as of September 30, 2021.
(4)	Securities with an aggregate market value of $15,893,358 were out on loan in exchange for collateral including $1,650,815 of cash collateral as of September 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $242,497,787, aggregate gross unrealized appreciation was $183,027,528, aggregate gross unrealized depreciation was $24,723,475 and the net unrealized appreciation was $158,304,053.
ADR	American Depositary Receipt.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$397,086,808	$—	$—	$397,086,808
Short-Term Investments	3,715,032	—	—	3,715,032
Total Investments in Securities	$400,801,840	$—	$—	$400,801,840

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2021, there were no Level 3 investments.